UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):
[  ] is a restatement
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chartist, Inc.
Address: 5122 Katella Avenue Suite 200
         Los Alamitos, California 90720

Form 13F File Number:

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information Contained therein is true, correct and complete, and that it is Understood that all required items, statement, schedules, lists and Tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Steven G. Mais
Title:      Vice President
Telephone:  562-596-2385

Signature, Place and Date of Signing:

Steven G. Mais, Los Alamitos CA, July 25, 2011
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[   ] 13F Notice
[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total: 45
Form 13F Information Table Value Total: 269,585

FORM 13F INFORMATION TABLE
Name of Issuer                Title CUSIP No. Market Shares Sh/   Investment Voting
                              of              Value         Other Discretion Authority
                              Class           *1000               Sole       None
AGRIUM INC             F      Com   008916108    4760  51795Sh          51795     51795
AMAZON COM INC                Com   023135106    5643  26125Sh          26125     26125
ALPHA NATURAL RESOURCES       Com   02076X102    4968 108065Sh         108065    108065
ANADARKO PETROLEUM CORP       Com   032511107    5623  67674Sh          67674     67674
BHP BILLITON ADR NEW   FSPONSOCom   05545E209    4295  55720Sh          55720     55720
BAIDU INC ADR          FSPONSOCom   056752108    6295  40605Sh          40605     40605
CF INDUSTRIES HOLDINGS        Com   125269100    5831  36395Sh          36395     36395
CHIPOTLE MEXICAN GRILL        Com   169656105    6570  19852Sh          19852     19852
CITRIX SYSTEMS INC            Com   177376100    5094  67666Sh          67666     67666
SPDR DOW JONES INDL AVG INDUSTCom   78467X109     242   1910Sh           1910      1910
EBAY INC                      Com   278642103    5065 147883Sh         147883    147883
ISHARES MSCI EMRG MKT FDEMERGICom   464287234    8233 173335Sh         173335    173335
ISHARES MSCI PAC EX JAPNPACIFICom   464286665    8160 171972Sh         171972    171972
ISHARES MSCI AUS IDX FD AUSTRACom   464286103    8256 319764Sh         319764    319764
ISHARES MSCI HK IDX FD  HONG KCom   464286871    7617 413065Sh         413065    413065
ISHARES MSCI TAIWAN INDXTAIWANCom   464286731    8937 581074Sh         581074    581074
ISHARES MSCI KOREA IDX  KOREA Com   464286772    9671 145167Sh         145167    145167
ISHARES MSCI BRAZIL INDXBRAZILCom   464286400    7024  99087Sh          99087     99087
FORD MOTOR COMPANY NEW        Com   345370860    3665 277623Sh         277623    277623
FREEPORT MCMORAN COPPER       Com   35671D857    4761  84952Sh          84952     84952
F5 NETWORKS INC               Com   315616102    3672  36092Sh          36092     36092
MARKET VECTORS ETF      JUNIORCom   57060U589    8081 210219Sh         210219    210219
SPDR GOLD TRUST         SPDR GCom   78463V107     247   1590Sh           1590      1590
ISHARES TR S&P LATN AMERS&P LACom   464287390    7700 153175Sh         153175    153175
ISHARES TR RUSSELL 2000 RUSSELCom   464287655     280   3330Sh           3330      3330
ISHARES TR DJ US BASIC  MATERICom   464287838    9346 115229Sh         115229    115229
PENNEY J C CO INC             Com   708160106    4331 135127Sh         135127    135127
LAS VEGAS SANDS CORP          Com   517834107    3862  83074Sh          83074     83074
MOSAIC CO NEW                 Com   61945A107    4345  61634Sh          61634     61634
NETFLIX INC                   Com   64110L106    7390  26238Sh          26238     26238
NATIONAL OILWELL VARCO        Com   637071101    6144  75683Sh          75683     75683
PRICELINE.COM INC NEW         Com   741503403    6255  11582Sh          11582     11582
RIO TINTO PLC SPON ADR FSPONSOCom   767204100    4497  62675Sh          62675     62675
MARKET VECTORS ETF TRUSTRUSSIACom   57060U506    9054 229394Sh         229394    229394
ISHARES SILVER TRUST    INDEX Com   46428Q109   12680 328571Sh         328571    328571
SILVER WHEATON CORP    F      Com   828336107    5266 135344Sh         135344    135344
S P D R S&P 500 ETF TR  EXPIRICom   78462F103     434   3233Sh           3233      3233
TECK RESOURCES LTD CL BF      Com   878742204    4922  92641Sh          92641     92641
UNITED CONTL HLDGS INC        Com   910047109    3189 153244Sh         153244    153244
VANGUARD MSCI EUROPEAN  ETF   Com   922042874    8132 155153Sh         155153    155153
VANGUARD MSCI EMERGING  MARKETCom   922042858    7823 161262Sh         161262    161262
WALTER ENERGY INC             Com   93317Q105    5729  46632Sh          46632     46632
WYNN RESORTS                  Com   983134107    6421  39193Sh          39193     39193
SECTOR SPDR MATERIALS FDSHARESCom   81369Y100    9144 228155Sh         228155    228155
SPDR S&P METALS & MININGETF   Com   78464A755    9931 139757Sh         139757    139757